Revenue	12 Months Ended
Sep. 30, 2025
Revenue
Revenue

2.    Revenue

	Year ended 30	Year ended 30	Year ended 30
	September	September	September
	2025	2024	2023
	$'000	$'000	$'000

SKA-Platform™ – provision of services	530	293	640

Geographical markets
UK	81	293	640
Other	449	—	—
Total revenue	530	293	640

Timing of revenue recognition
Revenue recognised over time	491	293	640
Revenue recognised at a point in time	39	—	—
	530	293	640

Revenue with a total of seven (2024: thirteen, 2023: six) customers is recognised overtime. Revenue from one (2024: one, 2023: two) customer represents more than 56% (2024:10%, 2024:10%) of total revenues.

The group has no material contract balances.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligations	Revenue recognition policies
SKA-PlatformTM perpetual license

Customer can benefit from the license when it is delivered. The license is separately identifiable from other goods or services.

License provides a right for the  customer to access the Company’s Intellectual Property perpetually.

Revenue is recognised when the license is delivered to and accepted by the customer. Invoices are usually payable within 30 days.
SKA-PlatformTM as a service

Customer can benefit from the license when it is delivered. The license is separately identifiable from other goods or services.

License provides a right for the customer to access the Company’s Intellectual Property for a limited period.

Revenue is recognised over the course of the subscription period. Invoices are usually payable within 30 days.
Maintenance and support	Services are provided to the customer over the contract term.	Revenue is recognised over time as the services are provided. Invoices are usually payable within 30 days.
Professional services	Statements of work including details and timings are agreed with the customer at contract inception. They can typically be amended during the performance of the services if agreed by both parties.

Revenue is recognised over time as the services are provided. The stage of completion for  determining the amount of revenue to recognise is assessed based on statements of work performed which are approved by both parties. Invoices are usually payable within 30 days.